Fees Summary	Mar. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,251,480
Previously Paid Amount	0.00
Total Fee Amount	1,968.13
Total Offset Amount	0.00
Net Fee	1,968.13
Narrative - Max Aggregate Offering Price	$ 14,251,480
Final Prospectus	true